SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION

29. SEGMENT INFORMATION

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole.

The Group operates as a single operating segment. The single operating segment is reported in a manner consistent with the internal reporting provided to the CODM.

The accounting policies of the single segment are the same as described in the principal accounting policies. The CODM assesses performance for the single segment and decides how to allocate resources based on net loss that also is reported on the Consolidated Statements of Comprehensive Loss as consolidated net loss.

As the Group’s long-lived assets are substantially located in the PRC and substantially all the Group’s revenue are derived from within the PRC, no geographical segments are presented.

The following table present the segment results for the years ended December 31, 2022, 2023 and 2024:

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
	RMB	RMB	RMB

Revenues	1,154,114	640,209	417,651
Cost of revenues	(651,578)	(332,774)	(211,311)
Fulfilment	(160,680)	(107,472)	(76,126)
Sales and marketing	(214,783)	(121,039)	(96,965)
Technology and content	(81,382)	(53,490)	(45,627)
General and administrative	(145,857)	(120,951)	(130,462)
Other operating income	21,599	14,898	6,544

Segment loss from operations	(78,567)	(80,619)	(136,296)